Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2025
Deconsolidation [Abstract]
Schedule of Net Assets

Net assets of the entities disposed and gain on disposal was as follows:

	RMB	USD
Total current assets	3,583,579	505,962
Total other assets	115,270	16,275
Total assets	3,698,849	522,237
Total current liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration	-	-
Total loss on disposal	17,801,786	2,526,259

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2024:

	RMB	USD
Total current assets	216,613	30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total loss on disposal	1,416,187	197,010

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2025:

	RMB	USD
Total current assets	3,720,279	517,799
Total non-current assets	63,615,609	8,854,193
Total assets	67,335,888	9,371,922
Total liabilities	76,655,325	10,669,097
Total net assets	(9,319,437)	(1,297,105)
Total consideration	2,977,491	414,415
Total gain on disposal	12,296,928	1,711,520

Total dividends paid to holding	30,375,793	4,227,785